License Agreement	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
License Agreement

Note 3 — License Agreement

On December 19, 2017, RSG, a wholly owned subsidiary of RSL, entered into the HanAll Agreement with HanAll. Under the HanAll Agreement, RSG received (1) the non-exclusive right to manufacture and (2) the exclusive, royalty-bearing right to develop, import, use and commercialize the antibody referred to as IMVT-1401 and certain back-up and next-generation antibodies, and products containing such antibodies, in the United States, Canada, Mexico, the European Union, the United Kingdom, Switzerland, the Middle East, North Africa and Latin America.

In exchange for this license, RSG provided or agreed to provide the following consideration:

•	Upfront, non-refundable payment of $30.0 million;

•	Up to $20.0 million in shared (50%) research, development, and out-of-pocket costs incurred by HanAll;

•	Up to an aggregate of $452.5 million upon the achievement of certain development, regulatory and sales milestones; and

•

Tiered royalties ranging from the mid-single digits to mid-teens on net product sales subject to reduction on a product-by-product and country-by-country basis, until the later of (1) expiration of patent and regulatory exclusivity or (2) the 11th anniversary of the first commercial sale of such product in such country.

Since acquisition of IMVT-1401, RSL and the Company have performed all the development associated with IMVT-1401 and no amounts were incurred by HanAll to research or develop the technology for the period from December 19, 2017 to March 31, 2018 and for the year ended March 31, 2019.

The initial in-license by RSG in December 2017 did not meet the definition of a business as the Company only received inputs in the form of an in-process research and development asset (“IPR&D”) that was licensed from HanAll. RSG did not hire, or receive, any workforce or employees working on IMVT-1401, or any research, clinical or manufacturing equipment that would qualify as processes. Further, RSG did not assume any contracts, licenses or agreements between HanAll and any third party with respect to IMVT-1401. RSG had to independently develop all clinical processes and procedures for its clinical trials through the use of internal and external resources once appropriate and acceptable resources have been identified and obtained. Therefore, the initial transaction with HanAll was not considered a business combination. Further, since the IPR&D asset had not reached technological feasibility and had no alternative future use, the $30.0 million upfront payment made by RSG was expensed as research and development expenses. The upfront payment incurred by RSL has been included in the combined and consolidated statements of operations for the period from December 19, 2017 to March 31, 2018.

On August 18, 2018, RSG entered into a sublicense agreement (the “Sublicense Agreement”) with ISG to sublicense this technology, as well as RSG’s know how and patents necessary for the development, manufacture or commercialization of any compound or product that pertain to immunology. On December 7, 2018, RSG issued a notice to terminate the Sublicense Agreement with ISG and entered into the Assignment Agreement to assign all the rights, title, interest, and future obligations under the HanAll Agreement from RSG, including all rights to IMVT-1401 from RSG in the Licensed Territory, for an aggregate purchase price of $37,750,000. The aggregate purchase price was determined based on the historical costs incurred by RSL prior to the assignment of IMVT-1401 which are reflected in the accompanying combined and consolidated financial statements of the Company as described in the basis of presentation Note 2[A]. As a result of the assignment of IMVT-1401 by RSG to ISG, the Company recorded a Swiss value-added tax receivable of $2,912,809 as of March 31, 2019 which is reflected as a capital contribution from RSL as of March 31, 2019.

The Company evaluated the initial sublicense and subsequent assignment of IMVT-1401 from RSG and assumption of all of the net liabilities related to IMVT-1401 from RSG pursuant to the guidance in ASC No. 805-50, Business Combinations-Related Issues, related to the transfer of assets between entities under common control. The initial sublicense and subsequent assignment of IMVT-1401 was not considered to be a transfer of a business as substantially all the fair value of the transferred assets was concentrated in the IPR&D asset. Transfers of assets between entities under common control that do not qualify as transfers of a business, are accounted for prospectively and the Company would record the recognized assets and liabilities at the carrying amounts based on the historical cost of its parent, RSL. Since the initial in-license of, IMVT-1401 on December 19, 2017, was expensed by RSL as described above, the IPR&D asset initially sub-licensed and subsequently assigned from RSG did not have a carrying value (no cost basis). Accordingly, no asset was recognized in the Company’s combined and consolidated financial statements related to the sublicense of IMVT-1401.

In May 2019 the Company achieved its first development and regulatory milestone which will result in a $10.0 million milestone payment. (See Note 10)